Components of Net Periodic Postretirement Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension and Other Postretirement Benefits Disclosure [Line Items]
Amortization of prior service credit	$ (961)	$ (1,046)	$ (486)
Postretirement Benefit Plan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	2,016	1,727	2,195
Interest cost	8,543	6,434	8,105
Amortization of prior service credit	(961)	(1,046)	(1,046)
Recognized Net Actuarial Loss	1,068	(1,175)	0
Net periodic benefit (credit) cost	10,666	5,940	9,254
Temporary Deviation Loss	437	86	0
Termination benefit cost	0	671	0
Total net periodic pension (benefit) cost	$ 11,103	$ 6,697	$ 9,254